Loans (Tables)	12 Months Ended
Dec. 31, 2015
Loans
Summary of loans, by loan type

	December 31,	December 31,
	2015	2014
	(Dollars in Thousands)
Commercial, financial and agricultural	$3,101,748	$3,107,584
Real estate - mortgage	962,582	910,326
Real estate - construction	1,649,827	1,414,977
Consumer	57,744	61,137
Foreign	179,013	185,221
Total loans	$5,950,914	$5,679,245